Property and Equipment, Net (Tables)	6 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of March 31, 2025	As of September 30, 2024
Electronic equipment	$31,197	$31,261
Office equipment, furniture and fixtures	11,416	11,455
Subtotal	42,613	42,716
Less: accumulated depreciation	(27,185)	(21,572)
Total	$26,670	$21,144